CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Cash Flows from Operating Activities
Net income	$ 2,980,611	$ 1,398,255
Adjustments to reconcile net income to net cash provided by operating activities:
Impairment of goodwill
Change in allowance for doubtful accounts
Depreciation and amortization expense	$ 22,762	$ 25,324
Change in assets and liabilities:
Accounts receivable	(99,985)	91,367
Prepaid expenses	615	(13,116)
Accounts payable	106,888	915
Accrued expense	8,822	(4,147)
Deferred revenue	(109,396)	98,798
Net Cash Provided by Operating Activities	$ 2,910,317	1,597,396
Cash Flows from Investing Activities:
Purchase of property & equipment		(16,598)
Net Cash Used in Investing Activities		(16,598)
Cash Flows from Financing Activities:
Payments (to)/from FAB Universal Corp	$ (1,496,422)	(1,227,254)
Net Cash Used in Financing Activities	(1,496,422)	(1,227,254)
Net Increase in Cash	1,413,895	353,544
Cash at Beginning of Period	1,056,799	703,255
Cash at End of Period	$ 2,470,694	$ 1,056,799
Supplemental Disclosures of Cash Flow Information
Cash paid during the periods for: Interest
Cash paid during the periods for: Income taxes